PROSHARES TRUST

ProShares Short Dow30SM	ProShares UltraPro Dow30SM
ProShares Short Financials	ProShares UltraPro MidCap400
ProShares Short MidCap400	ProShares UltraPro S&P500®
ProShares Short Real Estate	ProShares UltraPro Short Dow30SM
ProShares Short S&P500®	ProShares UltraPro Short MidCap400
ProShares Short SmallCap600	ProShares UltraPro Short S&P500®
ProShares Ultra Basic Materials	ProShares UltraShort Basic Materials
ProShares Ultra Consumer Goods	ProShares UltraShort Consumer Goods
ProShares Ultra Consumer Services	ProShares UltraShort Consumer Services
ProShares Ultra Dow30SM	ProShares UltraShort Dow30SM
ProShares Ultra Financials	ProShares UltraShort Financials
ProShares Ultra Health Care	ProShares UltraShort Health Care
ProShares Ultra Industrials	ProShares UltraShort Industrials
ProShares Ultra MidCap400	ProShares UltraShort MidCap400
ProShares Ultra Oil & Gas	ProShares UltraShort Oil & Gas
ProShares Ultra Real Estate	ProShares UltraShort Real Estate
ProShares Ultra S&P500®	ProShares UltraShort S&P500®
ProShares Ultra Semiconductors	ProShares UltraShort Semiconductors
ProShares Ultra SmallCap600	ProShares UltraShort SmallCap600
ProShares Ultra Technology	ProShares UltraShort Technology
ProShares Ultra Telecommunications	ProShares UltraShort Utilities
ProShares Ultra Utilities

(the "Funds")

Supplement dated October 18, 2022
to the Funds' Statutory Prospectus
dated October 1, 2022, as supplemented or amended

Effective immediately, under the "Investment Objectives, Principal Investment Strategies and Related Risks" section of the Funds' Statutory Prospectus, the "S&P Global" disclosure located in the "Additional Information About the Indexes, the Index Providers and the Index Calculation Agent" sub-section is deleted in its entirety and replaced with the following:

The Dow Jones Industrial AverageSM, the Dow Jones U.S. Basic MaterialsSM Index, the Dow Jones U.S. Consumer GoodsSM Index, the Dow Jones U.S. Consumer ServicesSM Index, the Dow Jones U.S. FinancialsSM Index, the Dow Jones U.S. Health CareSM Index, the Dow Jones U.S. IndustrialsSM Index, the Dow Jones U.S. Oil & GasSM Index, the Dow Jones U.S. Real EstateSM Index, the Dow Jones U.S. Select TelecommunicationsSM Index, the Dow Jones U.S. SemiconductorsSM Index, the Dow Jones U.S. TechnologySM Index, the Dow Jones U.S. UtilitiesSM Index, the S&P 500® Index, the S&P MidCap 400® Index, and the S&P SmallCap 600® Index (collectively, "Indexes") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and have been licensed for use by ProShares Trust. S&P® and S&P 500® are a registered trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been sublicensed for certain purposes by ProShares Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to ProShares Trust with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProShares Trust or the Funds. S&P Dow Jones Indices has no obligation to take the needs of ProShares Trust or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, "promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE PROSHARES FUNDS' REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.

PROSHARES TRUST

ProShares DJ Brookfield Global Infrastructure ETF

ProShares Merger ETF

ProShares S&P 500® Bond ETF

ProShares S&P 500® Dividend Aristocrats ETF

ProShares S&P 500® Ex-Energy ETF

ProShares S&P 500® Ex-Financials ETF

ProShares S&P 500® Ex-Health Care ETF

ProShares S&P 500® Ex-Technology ETF

ProShares S&P Kensho Cleantech ETF

ProShares S&P Kensho Smart Factories ETF

ProShares S&P MidCap 400 Dividend Aristocrats ETF

ProShares S&P Technology Dividend Aristocrats ETF

(the "Funds")

Supplement dated October 18, 2022
to the Funds' Statutory Prospectus
dated October 1, 2022, as supplemented or amended

Effective immediately, under the "Investment Objectives, Principal Investment Strategies and Related Risks" section of the Funds' Statutory Prospectus, the "S&P Global" disclosure located in the "Additional Information About the Indexes, the Index Providers and the Index Calculation Agent" sub-section is deleted in its entirety and replaced with the following:

The Dow Jones Brookfield Global Infrastructure Composite Index, the S&P 500® Dividend Aristocrats® Index, the S&P 500® Ex-Energy Index, the S&P 500® Ex-Financials and Real Estate Index, the S&P 500® Ex-Health Care Index, the S&P 500® Ex-Information Technology Index, the S&P 500®/Market Axess® Investment Grade Corporate Bond Index, the S&P Kensho Cleantech Index, the S&P Kensho Smart Factories Index, the S&P Merger Arbitrage Index, the S&P MidCap 400® Dividend Aristocrats Index, S&P® Technology Dividend Aristocrats® Index (collectively, "Indexes") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and have been licensed for use by ProShares Trust or ProShare Advisors LLC, each as applicable ("Licensee"). S&P®, S&P 500® and Dividend Aristocrats® are a registered trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); MarketAxess® is a registered trademark of MarketAxess Holdings Inc; Kensho® is a registered trademark of Kensho Technologies, LLC; and these trademarks have been sublicensed for certain purposes by Licensee. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates or their third-party licensors and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices") or their third-party licensors. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, "promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS' REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NOTHIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.

PROSHARES TRUST

ProShares DJ Brookfield Global Infrastructure ETF	ProShares Ultra S&P500®
ProShares Merger ETF	ProShares Ultra Semiconductors
ProShares S&P 500® Bond ETF	ProShares Ultra SmallCap600
ProShares S&P 500® Dividend Aristocrats ETF	ProShares Ultra Technology
ProShares S&P 500® Ex-Energy ETF	ProShares Ultra Telecommunications
ProShares S&P 500® Ex-Financials ETF	ProShares Ultra Utilities
ProShares S&P 500® Ex-Health Care ETF	ProShares UltraPro Dow30SM
ProShares S&P 500® Ex-Technology ETF	ProShares UltraPro MidCap400
ProShares S&P Kensho Cleantech ETF	ProShares UltraPro S&P500®
ProShares S&P Kensho Smart Factories ETF	ProShares UltraPro Short Dow30SM
ProShares S&P MidCap 400 Dividend Aristocrats ETF	ProShares UltraPro Short MidCap400
ProShares S&P Technology Dividend Aristocrats ETF	ProShares UltraPro Short S&P500®
ProShares Short Dow30SM	ProShares UltraShort Basic Materials
ProShares Short Financials	ProShares UltraShort Consumer Goods
ProShares Short MidCap400	ProShares UltraShort Consumer Services
ProShares Short Real Estate	ProShares UltraShort Dow30SM
ProShares Short S&P500®	ProShares UltraShort Financials
ProShares Short SmallCap600	ProShares UltraShort Health Care
ProShares Ultra Basic Materials	ProShares UltraShort Industrials
ProShares Ultra Consumer Goods	ProShares UltraShort MidCap400
ProShares Ultra Consumer Services	ProShares UltraShort Oil & Gas
ProShares Ultra Dow30SM	ProShares UltraShort Real Estate
ProShares Ultra Financials	ProShares UltraShort S&P500®
ProShares Ultra Health Care	ProShares UltraShort Semiconductors
ProShares Ultra Industrials	ProShares UltraShort SmallCap600
ProShares Ultra MidCap400	ProShares UltraShort Technology
ProShares Ultra Oil & Gas	ProShares UltraShort Utilities
ProShares Ultra Real Estate

(the "Funds")

Supplement dated October 18, 2022
to the Funds' Statement of Additional Information ("SAI")
dated October 1, 2022, as supplemented or amended

Effective immediately, under the "Other Information" section of the Funds' SAI, the "S&P Global" disclosure located in the "Index Providers" sub-section is deleted in its entirety and replaced with the following:

The Dow Jones Brookfield Global Infrastructure Composite Index, the Dow Jones Industrial AverageSM, the Dow Jones U.S. Basic MaterialsSM Index, the Dow Jones U.S. Consumer GoodsSM Index, the Dow Jones U.S. Consumer ServicesSM Index, the Dow Jones U.S. FinancialsSM Index, the Dow Jones U.S. Health CareSM Index, the Dow Jones U.S. IndustrialsSM Index, the Dow Jones U.S. Oil & GasSM Index, the Dow Jones U.S. Real EstateSM Index, the Dow Jones U.S. Select TelecommunicationsSM Index, the Dow Jones U.S. SemiconductorsSM Index, the Dow Jones U.S. TechnologySM Index, the Dow Jones U.S. UtilitiesSM Index, the S&P 500® Dividend Aristocrats® Index, the S&P 500® Ex-Energy Index, the S&P 500® Ex-Financials and Real Estate Index, the S&P 500® Ex-Health Care Index, the S&P 500® Ex-Information Technology Index, the S&P 500® Index, the S&P 500®/Market Axess® Investment Grade Corporate Bond Index, the S&P Kensho Cleantech Index, the S&P Kensho Smart Factories Index, the S&P Merger Arbitrage Index, the S&P MidCap 400® Dividend Aristocrats Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, the S&P® Technology Dividend Aristocrats® Index (collectively, "Indexes") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and have been licensed for use by ProShares Trust or ProShare Advisors LLC, each as applicable ("Licensee"). S&P®, S&P 500® and Dividend Aristocrats® are a registered trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); MarketAxess® is a registered trademark of MarketAxess Holdings Inc; Kensho® is a registered trademark of Kensho Technologies, LLC; and these trademarks have been sublicensed for certain purposes by Licensee. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates or their third-party licensors and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the Indexes. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices") or their third-party licensors. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices' only relationship to Licensee with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the Funds. S&P Dow Jones Indices has no obligation to take the needs of Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, "promoter" (as defined in the Investment Company Act of 1940, as amended), "expert" as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD-PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PROSHARES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS' REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD -PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.